TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +; IPG	Additional Death Benefit; Additional Death Benefit - Extra; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Select Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)2, [3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution - II

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3.5% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Portfolio Select Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Premier Asset Builder Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Principal-Plus Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Privilege Select Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder IV Form Nos.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% (certain policies only); 1.15%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	The Atlas Portfolio Builder Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$40 (waived if policy value or sum of premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Double Enhanced; Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Freedom Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Landmark Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Opportunity Builder Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Preferred Advantage Variable Annuity Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Access Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Attainer Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Bellwether Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • 5% Growth (up to 200%); and • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Conqueror Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • cash value; • highest anniversary value (certain policies only); and • 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Enhancer Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • annual step-up. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Premier Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • monthly step-up. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Wealth Creator Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)2, [3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Select Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)2, [3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution - II

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.

[3]	Eligible Riders are no longer available.

[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

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Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +; IPG	Additional Death Benefit; Additional Death Benefit - Extra; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	The Atlas Portfolio Builder Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

2

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Portfolio Select Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; Beneficiary Earnings Enhancement – Extra II; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Premier Asset Builder Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•      the policy value on the date the rider is issued; plus

•      any subsequent premium payments; minus

•      any subsequent partial surrenders;

•      all of which is accumulated at the annual growth rate from the date of each transaction; minus

•      any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Principal-Plus Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit1	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

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Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Privilege Select Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•      any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

2

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder IV Form Nos.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% (certain policies only); 1.15%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature

Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•      any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature

Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature

Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature

Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

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•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

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Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3.5% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$40 (waived if policy value or sum of premiums less withdrawals >$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Double Enhanced; Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Freedom Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Landmark Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Opportunity Builder Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•      the policy value on the date the rider is issued; plus

•      any subsequent premium payments; minus

•      any subsequent partial surrenders;

•      all of which is accumulated at the annual growth rate from the date of each transaction; minus

•      any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Preferred Advantage Variable Annuity Form No.: AV721 101 149 1001
Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Access Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30 (waived if policy value or sum of premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

2

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Attainer Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature

Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature

Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

2

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Bellwether Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals >$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • 5% Growth (up to 200%); and • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature

Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature

Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Conqueror Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • cash value; • highest anniversary value (certain policies only); and • 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Enhancer Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • annual step-up. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Premier Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • monthly step-up. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

6

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

4

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2,3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

5

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

7

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

8

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

9

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),

•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or

•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;

•	You must have an in force Eligible Rider under the Existing Policy;

•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;

•	You must not have annuitized your Existing Policy; and

•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income-Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

2

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you make a decision based on your individual needs. Please read prospectuses carefully before investing.

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	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Wealth Creator Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥ $50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit[1]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • highest anniversary value. (subject to limitations)

Optional Death Benefits[1,2]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information)[2], [3,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income MaxSM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders[2,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[2]	There is an additional charge for these optional features.
[3]	Eligible Riders are no longer available.
[4]	This chart does not generally list living benefit riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of these riders appears in the charts below. You should not rely solely on these charts in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•        the policy value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent adjusted partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•        the annuity value on the date the rider is issued; plus

•        any additional premium payments; minus

•        any adjustment for any withdrawals made after the date the rider is issued;

•        which is accumulated at the annual growth rate; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)      the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)      the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)      the rider anniversary prior to the annuitant’s 81st birthday;

b)      the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•        the policy value on the date the rider is issued; plus

•        any subsequent premium payments; minus

•        any subsequent partial surrenders;

•        all of which is accumulated at the annual growth rate from the date of each transaction; minus

•        any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•        Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value. After that date, the guaranteed future value equals zero.

•        Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•        Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•        Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•        Automatic Step-Up—Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

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